Net Income (Loss) Per Common Share - Schedule of Stock Excluded From Computing Diluted Net Income (Loss) Per Common Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net dilutive potential common shares issuable (in shares)	124	275	62
On exercise of options where exercise price is greater than average market value for the period
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net dilutive potential common shares issuable (in shares)	43	225	62
On exercise of options and vesting of restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net dilutive potential common shares issuable (in shares)	81	50	0